ACQUISITIONS (Assets and Liabilities Acquired) (Details) - USD ($) $ in Thousands	Jul. 01, 2016	Nov. 01, 2015
Torrance Refinery [Member]
Business Acquisition [Line Items]
Inventories	$ 404,542
Prepaid expenses and other current assets	982
Property, plant and equipment	704,633
Deferred charges and other assets, net	68,053
Accounts payable	(2,688)
Accrued expenses	(64,137)
Other long-term liabilities	(139,453)
Fair value of net assets acquired	971,932
Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Accounts receivable		$ 1,126
Inventories		271,434
Prepaid expenses and other current assets		913
Property, plant and equipment		356,961
Deferred charges and other assets		8,312
Accounts payable		(4,870)
Accrued expenses		(28,371)
Deferred tax liability		(25,721)
Noncontrolling interest		(11,821)
Fair value of net assets acquired		$ 567,963
Scenario, Previously Reported [Member] | Torrance Refinery [Member]
Business Acquisition [Line Items]
Inventories	404,542
Prepaid expenses and other current assets	1,186
Property, plant and equipment	703,443
Deferred charges and other assets, net	68,053
Accounts payable	(2,688)
Accrued expenses	(64,137)
Other long-term liabilities	(138,467)
Fair value of net assets acquired	$ 971,932